Derivative warrant liabilities - Private placement offering narrative (Details) - USD ($)		12 Months Ended
	Feb. 14, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Proceeds from exercise of derivative warrants		$ 6,989,000	$ 0
Private Placement Offering Feb 14 2014
Disclosure of classes of share capital [line items]
Number of warrants exercised			0
Warrants
Disclosure of classes of share capital [line items]
Number of warrants outstanding		1,691,000	5,261,000	5,261,000
Number of warrants exercised		1,172,000
Warrants | Private Placement Offering Feb 14 2014
Disclosure of classes of share capital [line items]
Net proceeds from commons shared issued	$ 52,000,000
Number of units issued	18,919,404
Share issuance, price per share (in dollars per share)	$ 2.7485
Private placement, number of shares per Unit	0.25
Warrant exercise period	5 years
Exercise price, price per unit (in dollars per share)	$ 3.2204	$ 3.2204
Proceeds from exercise of derivative warrants		$ 1,493,000
Number of warrants outstanding		0	1,738,000	1,738,000
Number of cashless warrants exercised (in shares)		1,274,000
Number of warrants exercised		464,000
Increase (decrease) through exercise of share purchase warrants		$ 5,920,000
Revaluation of derivative warrant liability		$ 363,000
Derivative warrant liabilities (note 10)			$ 6,272,000
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued		111,798,000	85,500,000	84,052,000
Common shares | Private Placement Offering Feb 14 2014
Disclosure of classes of share capital [line items]
Number of shares issued, warrants exercised, cashless		687,000
Number of shares issued		464,000
Common units | Common shares | Private Placement Offering Feb 14 2014
Disclosure of classes of share capital [line items]
Private placement, number of shares per Unit	1